Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024
Assets:
Cash and deposits with financial institutions	[1]	$ 63,577	$ 70,198	$ 63,860
Trading assets		128,987	136,708	129,727
Securities purchased under resale agreements and securities borrowed		192,632	195,258	200,543
Derivative financial instruments		47,937	48,035	44,379
Customers' liability under acceptances		189	207	148
Liabilities:
Deposits	[2]	945,843	966,049	943,849
Financial instruments designated at fair value through profit or loss		39,127	39,594	36,341
Acceptances		190	210	149
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments		61,933	59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		177,987	182,259	190,449
Subordinated debentures		7,891	8,042	7,833
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		63,577	70,198	63,860
Trading assets		128,987	136,708	129,727
Securities purchased under resale agreements and securities borrowed		192,632	195,258	200,543
Derivative financial instruments		47,937	48,035	44,379
Investment securities – FVOCI and FVTPL		127,837	124,525	123,420
Investment securities – amortized cost		26,454	28,494	29,412
Loans		756,372	766,305	760,829
Customers' liability under acceptances		189	207	148
Other financial assets		28,441	27,460	22,467
Liabilities:
Deposits		945,843	966,049	943,849
Financial instruments designated at fair value through profit or loss		39,127	39,594	36,341
Acceptances		190	210	149
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments		61,933	59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		177,987	182,259	190,449
Subordinated debentures		7,891	8,042	7,833
Other financial liabilities		49,560	52,537	53,387
At fair value [member]
Assets:
Cash and deposits with financial institutions		63,577	70,198	63,860
Trading assets		128,987	136,708	129,727
Securities purchased under resale agreements and securities borrowed		192,632	195,258	200,543
Derivative financial instruments		47,937	48,035	44,379
Investment securities – FVOCI and FVTPL		127,837	124,525	123,420
Investment securities – amortized cost		25,744	27,653	28,422
Loans		753,808	764,977	757,825
Customers' liability under acceptances		189	207	148
Other financial assets		28,441	27,460	22,467
Liabilities:
Deposits		945,024	964,081	941,290
Financial instruments designated at fair value through profit or loss		39,127	39,594	36,341
Acceptances		190	210	149
Obligations related to securities sold short		36,543	34,855	35,042
Derivative financial instruments		61,933	59,847	51,260
Obligations related to securities sold under repurchase agreements and securities lent		177,987	182,259	190,449
Subordinated debentures		7,832	8,022	7,814
Other financial liabilities		$ 49,414	$ 52,102	$ 53,342

[1]	Net of allowances of $3 (January 31, 2025 – $3; October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).